ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) - USD ($)			1 Months Ended									2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2017	Oct. 09, 2015	Aug. 01, 2018	Aug. 01, 2018	Nov. 30, 2017	Oct. 31, 2017	Oct. 11, 2017	Apr. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Nov. 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 23, 2018	Apr. 30, 2018	Apr. 11, 2017	Dec. 07, 2016	Apr. 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	69.00%
Deferred Revenue, Current										$ 386,485			$ 1,697,266		$ 1,697,266		$ 1,233,754	$ 386,485
Deferred Revenue, Revenue Recognized															1,708,946
Deferred Revenue, Payments															$ 2,172,458
Stockholders' Equity Note, Stock Split				1 share for every 25 shares
Common Stock, Shares Authorized										50,000,000			50,000,000		50,000,000		50,000,000	50,000,000
Conversion of Stock, Shares Converted				186,994,384		50,000
Conversion of Stock, Shares Issued				7,479,775
Share Price	$ 5.00									$ 4.375							$ 3.8725	$ 4.375				$ 3.025
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years										5 years					5 years
Reclassify Fair Value Of Liability Warrant Equity Upon Exercise					$ 574,342
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)																	$ 155,027
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50			$ 1.75	$ 2.50		$ 2.50	$ 6.25	$ 6.25	$ 6.25	$ 2.50					$ 6.25	$ 6.25					$ 0.025
Fair Value Adjustment of Warrants					$ 13,262												$ 13,262	$ 0
Stock Issued During Period Value Warrants Exercised		71,680				1,500,000		20,000	1,600	17,600	52,480							17,600
Research and Development Expense													$ 49,362	$ 49,267	$ 99,029	$ 93,969	181,303	$ 343,712
Provision for Doubtful Accounts															0	358	3,202	$ 0
Debt Instrument, Face Amount		$ 2,500,000			$ 812,500																$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000,000			325,000					11,680								11,680		127,525	20,000
Payments to Acquire Businesses and Interest in Affiliates																	2,984,010
Derivative Liability, Current										$ 3,478,626			0		0		2,984,010	$ 3,478,626
Unrealized Gain (Loss) on Derivatives													0	(1,264,962)	0	(954,189)	(155,027)	(2,758,488)
Common Stock Issuance Price Per Share												2.50
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 184,569														0	6,062	$ 6,062	$ 280,777
Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Expected Term	3 years 4 months 24 days				5 years		5 years
Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Weighted Average Volatility Rate	171.00%																163.90%	178.00%
Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Risk Free Interest Rate	1.45%																	1.24%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price					$ 3.8725							$ 4.675					$ 4.875
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	4 years 11 days
Property, Plant and Equipment, Useful Life																	7 years
Maximum [Member] | Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Expected Term					4 years 5 months 1 day
Maximum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Expected Volatility Rate					166.00%		166.12%					172.00%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Risk Free Interest Rate					1.99%							1.79%					2.20%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price					$ 3.475							$ 0.775					$ 3.80
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	2 years 9 months 7 days
Property, Plant and Equipment, Useful Life												5 years					5 years
Minimum [Member] | Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Expected Term					2 years 11 months 8 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Expected Volatility Rate					165.00%		165.18%
Fair Value Assumption Weighted Average Volatility Rate												102.00%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Risk Free Interest Rate					1.60%							1.14%					1.98%
Couponicate [Member]
Summary Of Significant Accounting Policies [Line Items]
Sale of Stock, Percentage of Ownership after Transaction																		19.50%
Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Stockholders' Equity Note, Stock Split				1 share for every 25 shares
Common Stock, Shares Authorized			50,000,000	50,000,000
Conversion of Stock, Shares Converted			186,994,384	186,994,384
Conversion of Stock, Shares Issued				7,479,775
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			85,719
Subsequent Event [Member] | Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Common Stock, Shares Authorized			250,000,000	250,000,000
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets													80,153	0	80,153	0
Accounting Standards Update 2017-11 [Member]
Summary Of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets													2,984,010	$ 0	2,984,010	$ 0
Derivative Liability, Current													$ 0		0
Accounting Standards Update 2017-11 [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassify Fair Value Of Liability Warrant Equity Upon Exercise															$ 2,984,010
Note And Warrant Purchase Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount																					$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					20,000
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.25				$ 4.475		$ 2.50	$ 0.25	$ 6.25	$ 6.25							$ 6.25
Stock Issued During Period Value Warrants Exercised	40,000										52,480
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										63,039								63,039
Warrant [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 4.475								$ 4.475
Warrant [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Weighted Average Volatility Rate																	178.00%
Warrant [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Risk Free Interest Rate																	1.87%
Warrant [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.95								$ 0.95
Warrant [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Weighted Average Volatility Rate																	169.00%
Warrant [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumption Risk Free Interest Rate																	1.22%
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	14.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage													9.00%		11.00%		28.40%	45.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage															57.60%
Major Customer Number One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage															28.50%
Major Customer Number One [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	18.00%	29.00%
Major Customer Number One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	18.00%	23.80%
Major Customer Number Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	47.00%
Major Customer Number Two [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage															16.00%		14.00%	18.00%
Major Customer Number Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	10.40%	21.50%
Major Customer Number Three [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage															13.10%
Major Customer Number Four [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	13.00%
Major Customer Number Five [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage																	10.00%